Environmental Liabilities - Summary of Environmental Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 36.8	$ 38.0
Current portion	4.5	4.5
Long-term portion	32.3	33.5
The Companys Operation Site [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	32.7	33.7
Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 4.1	$ 4.3